Financial income and expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Finance Cost [Abstract]
Financial income and expenses	7. Financial income and expenses

	2025	2024[a]	2023[a]
	$m	$m	$m
Financial income
Financial income on deposits and money market funds	33	48	33
Interest income on loans and other assets	16	15	6
	49	63	39

Financial expenses
Interest expense on external borrowings	165	131	85
Interest expense on lease liabilities	30	30	29
Unwind of discount on deferred purchase consideration	–	–	1
Other charges	7	17	11
	202	178	126
a.In 2025, foreign exchange gains/(losses) have been presented on a separate line of the Group income statement. The 2024 and 2023 amounts were previously presented within ‘Financial expenses’.
Financial income comprises $34m (2024: $47m, 2023: $24m) relating to financial assets held at amortised cost and $15m
(2024: $16m, 2023: $15m) relating to financial assets held at FVTPL.
Interest expense on external borrowings and unwind of discount on deferred purchase consideration relate to financial liabilities which are held at amortised cost. Other charges includes bank charges and non-bank interest expense.
In 2025, $44m (2024: $49m, 2023: $43m) was payable to the System Fund in relation to interest accumulated on the balance of cash received in advance of the consumption of points awarded through the IHG One Rewards loyalty programme. The expense and corresponding System Fund interest income are eliminated within financial expenses. On a net basis, financial income and expenses includes $3m (2024: $1m, 2023: $1m) of other interest which is also attributable to the System Fund.